CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Loans, including fees	$ 230,246	$ 208,836	$ 216,306
Investment securities
Taxable	39,577	40,924	34,147
Tax-exempt	4,611	3,560	2,400
Total investment securities interest	44,188	44,484	36,547
Other earning assets	(4,675)	(5,461)	(7,645)
Total interest income	269,759	247,859	245,208
Interest expense
Deposits	19,474	16,153	13,247
Short-term borrowings	1,364	1,268	1,177
Long-term borrowings	2,419	1,813	2,464
Total interest expense	23,257	19,234	16,888
Net interest income	246,502	228,625	228,320
Provision for loan and lease losses	9,641	1,528	8,909
Net interest income after provision for loan and lease losses	236,861	227,097	219,411
Noninterest income
Service charges on deposit accounts	19,015	20,274	20,595
Trust and wealth management fees	13,128	13,634	14,319
Bankcard income	11,578	10,740	10,914
Client derivative fees	4,389	1,519	2,037
Net gains from sales of loans	6,471	4,364	3,150
Gains on sales of investment securities	1,505	70	1,724
FDIC loss sharing income	(2,487)	365	3,720
Accelerated discount on covered/formerly covered loans	10,791	4,184	7,153
Other	10,812	8,815	10,035
Total noninterest income	75,202	63,965	73,647
Noninterest expenses
Salaries and employee benefits	111,792	107,702	101,402
Pension settlement charges	0	0	6,174
Net occupancy	18,232	19,187	21,207
Furniture and equipment	8,722	8,554	8,970
Data processing	10,863	12,963	10,229
Marketing	3,723	3,603	4,270
Communication	2,161	2,277	3,207
Professional services	9,622	6,170	6,876
State intangible tax	2,331	2,111	3,929
FDIC assessments	4,446	4,462	4,501
Loss (gain) - other real estate owned	1,861	862	31
Loss sharing expense	1,865	4,686	7,083
FDIC indemnification impairment	0	0	22,417
Other	25,512	23,457	25,179
Total noninterest expenses	201,130	196,034	225,475
Income before income taxes	110,933	95,028	67,583
Income tax expense	35,870	30,028	19,234
Net income	$ 75,063	$ 65,000	$ 48,349
Earnings per common share
Basic	$ 1.23	$ 1.11	$ 0.84
Diluted	$ 1.21	$ 1.09	$ 0.83
Average common shares outstanding-basic	61,062,657	58,662,836	57,270,233
Average common shares outstanding-diluted	61,847,547	59,392,667	58,073,054